Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	May 01, 2013
M Large Cap Value Fund (Prospectus Summary) | M Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	M LARGE CAP VALUE FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Goal
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock

The fees and expenses reflected in the table below do not include the fees and charges associated with variable annuities, variable life insurance, or qualified retirement plans. Fees and charges for life insurance and annuity products typically include a sales load and/or a surrender charge and other charges for insurance benefits. If these fees and charges were included, the costs shown below would be higher.

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 41% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.00%
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current fees.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a hypothetical 5% return each year and that the Fund's operating expenses remain the same. These expense examples do not reflect the fees and charges imposed by the applicable insurance company or retirement plan. If these fees and charges were included, the costs shown below would be higher. Although your actual costs (and returns) may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fund invests primarily in equity securities of U.S. issuers in the large-capitalization segment of the U.S. stock market.

The Fund's sub-adviser, AJO, LP ("AJO"), uses a systematic, disciplined, quantitative investment process. AJO is value-oriented, but believes superior results are best achieved by combining value, management (quality and growth), and momentum. Its work holds security analysis to be most productive when relative value is gauged on an industry or peer-group basis. As such, peer-group valuation and diversification constitute important aspects of its process. AJO focuses on well-managed companies with quality cash profits, relatively low market valuations, and positive price and earnings momentum. It optimizes portfolios to diversify multi-faceted risk. AJO screens every stock that trades on a major U.S. exchange for companies that have significant operating history and sufficient liquidity, while considering suitability for its investment process (no bankruptcies, ADRs, gold stocks, or funds). AJO then evaluates each company through a process that captures its philosophy. A particular strategy is built and security weights are driven by combining AJO's estimates of excess expected return and its assessment of risk for each individual security. The Fund is fully invested, sector-neutral, and well diversified in terms of industry, fundamental characteristics, and various statistical measures of risk. Individual security active weights are controlled to 1.2% above the weight in the benchmark, the Russell 1000 Value Index. The result is a portfolio with 80+ names. AJO seeks to minimize implementation shortfall, defined as the difference between valuation price and execution price, including commissions, spreads, market impact, and opportunity cost.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock

As with any mutual fund, there is no guarantee that the Fund will achieve its goals. The Fund's share price will fluctuate, which means you could lose money on your investment in the Fund. The Fund's investment performance could be worse than other investments:

•  if the stock market as a whole goes down;

•  if the stocks the Fund invests in underperform other investments;

•  if AJO's value, management and momentum factors do not correctly identify companies with above-market return potential; or

•  if AJO's quantitative investment process otherwise fails to perform as intended.

Risk, Lose Money	rr_RiskLoseMoney	The Fund's share price will fluctuate, which means you could lose money on your investment in the Fund.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following information may give some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year since inception and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance (i.e., Russell 1000 Value Index). The performance prior to May 1, 2013 reflects the performance results obtained under a different sub-adviser using different investment strategies. Had the current sub-adviser and investment strategies been in place during the period shown, the performance results may have been different. The performance information shown here does not reflect fees that are paid by the insurance company separate accounts that invest in the Fund. Inclusion of those fees would reduce the total return figures for all periods. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns
The following information may give some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year since inception and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance (i.e., Russell 1000 Value Index).

Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock	Highest quarterly return: 15.25% (for the quarter ended 6/30/03) Lowest quarterly return: (21.13)% (for the quarter ended 12/31/08)
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock

The table below shows the Fund's average annual total returns for the periods indicated, and how those returns compare to those of the Russell 1000 Value Index. You cannot invest directly in an index. The Index is calculated on a total return basis and reflects no deduction for fees, expenses or taxes.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2012)
M Large Cap Value Fund (Prospectus Summary) | M Large Cap Value Fund | M Large Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%	[1]
Distribution (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.74%
Less Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Expenses	rr_NetExpensesOverAssets	0.70%
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-04-30
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	233
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	408
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	915
Annual Return 2003	rr_AnnualReturn2003	29.65%
Annual Return 2004	rr_AnnualReturn2004	22.60%
Annual Return 2005	rr_AnnualReturn2005	7.81%
Annual Return 2006	rr_AnnualReturn2006	13.89%
Annual Return 2007	rr_AnnualReturn2007	5.44%
Annual Return 2008	rr_AnnualReturn2008	(34.48%)
Annual Return 2009	rr_AnnualReturn2009	24.58%
Annual Return 2010	rr_AnnualReturn2010	9.27%
Annual Return 2011	rr_AnnualReturn2011	(4.11%)
Annual Return 2012	rr_AnnualReturn2012	17.29%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest quarterly return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest quarterly return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.13%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	M Large Cap Value Fund
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.06%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.52%
M Large Cap Value Fund (Prospectus Summary) | M Large Cap Value Fund | Russell 1000 Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	0.59%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.38%

[1]	Restated to reflect current fees. Due to the change in the sub-adviser of the Fund, which was effective May 1, 2013, the advisory fee payable to the Adviser decreased from 0.65% of the first $50 million, 0.60% of the next $50 million, 0.55% of the next $100 million and 0.50% thereafter of the Fund's average daily net assets to 0.45% of the first $250 million, 0.35% of the next $250 million, 0.30% of the next $250 million and 0.275% thereafter of the Fund's average daily net assets.
[2]	For the period from May 1, 2013 to April 30, 2014, the Adviser contractually agreed to reimburse the Fund for certain operating expenses (other than advisory fees, brokerage or other portfolio transaction expenses or expenses for litigation, indemnification, taxes or other extraordinary expenses) to the extent that such expenses exceed 0.25% of the Fund's annualized average daily net assets.